Financial Risk Management Objectives and Policies - Schedule of Loss Expectancy Rates Based on the History of Losses to Create a Provision Matrix (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Loss Expectancy Rates Based On History Of Losses To Create A Provision Matrix [Line Items]
Gross carrying amount – trade receivables	€ 576	€ 430
Provision	€ 35	€ 16
Current [Member]
Disclosure Of Loss Expectancy Rates Based On History Of Losses To Create A Provision Matrix [Line Items]
Average expected loss rate (by portfolio)	5.60%	2.80%
Gross carrying amount – trade receivables	€ 163	€ 208
Provision	€ 25	€ 2
Less than 1 month [Member]
Disclosure Of Loss Expectancy Rates Based On History Of Losses To Create A Provision Matrix [Line Items]
Average expected loss rate (by portfolio)	9.20%	3.90%
Gross carrying amount – trade receivables	€ 178	€ 51
Between 1 and 3 months [Member]
Disclosure Of Loss Expectancy Rates Based On History Of Losses To Create A Provision Matrix [Line Items]
Average expected loss rate (by portfolio)	13.00%	7.00%
Gross carrying amount – trade receivables	€ 111	€ 38
More than 3 months [Member]
Disclosure Of Loss Expectancy Rates Based On History Of Losses To Create A Provision Matrix [Line Items]
Average expected loss rate (by portfolio)	29.50%	13.10%
Gross carrying amount – trade receivables	€ 124	€ 133
Provision	€ 10	€ 14